9. FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Fair Value Disclosures [Abstract]
Fair value measurements based on the valuation technique
Description	March 31, 2014	Quoted Prices in Active Markets for (Level 1)	Significant Other Observable (Level 2)	Significant Unobservable (Level 3)
Derivative Liabilities	$10,679,067	$–	$–	$10,679,067
Total Assets	$10,679,067	$–	$–	$10,679,067

The fair value of our recorded derivative liabilities is determined based on unobservable inputs that are not corroborated by market data, which is a Level 3 classification. We record derivative liabilities on our balance sheet at fair value with changes in fair value recorded in our consolidated statements of operations.  Our fair value measurements at the reporting date were as follows:

At March 31, 2014:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative Liabilities	$–	$–	$10,679,067
Total Assets	$–	$–	$10,679,067

At March 31, 2013:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative Liabilities	$–	$–	$3,588,239
Total Assets	$–	$–	$3,588,239

Significant weighted average assumptions used to estimate the fair value information utilizing the Binomial Lattice option pricing model
Nine Months Ended December 31, 2013
Risk free interest rate	0.02% - 2.04%
Average expected life	0.25 – 3 years
Expected volatility	58.0% - 103.1%
Expected dividends	None

The following outlines the significant weighted average assumptions used to estimate the fair value information presented for the fiscal years ended March 31, 2014 and 2013, in connection with our April 2011 convertible note, July & August 2011 10% convertible notes and the September 2011 convertible note offerings and with respect to warrant and embedded conversion option derivative instruments utilizing the Binomial Lattice option pricing model:

Fiscal Year Ended March 31, 2014
Risk free interest rate	0.02% - 0.79%
Average expected life	0.25 – 2.8 years
Expected volatility	58.0% - 103.1%
Expected dividends	None

Fiscal Year Ended March 31, 2013
Risk free interest rate	0.05% - 1.56%
Average expected life	0.25 – 3.6 years
Expected volatility	76.0% - 107.1%
Expected dividends	None

Summary of changes in the fair value of our Level 3 financial instruments

The table below sets forth a summary of changes in the fair value of our Level 3 financial instruments for the nine months ended December 31, 2014:

	April 1, 2014	Recorded New Derivative Liabilities	Change in estimated fair value recognized in results of operations	Reclassification of Derivative Liability to Paid in capital	December 31, 2014

Derivative liabilities	$10,679,067	$–	$–	$(10,679,067)	$–

The table below sets forth a summary of changes in the fair value of our Level 3 financial instruments for the nine months ended December 31, 2013:

	April 1, 2013	Recorded New Derivative Liabilities	Change in estimated fair value recognized in results of operations	Reclassification of Derivative Liability to Paid in capital	December 31, 2013

Derivative liabilities	$3,588,239	$–	$2,304,702	$(316,876)	$5,576,065

The table below sets forth a summary of changes in the fair value of our Level 3 financial instruments for the year ended March 31, 2014:

	April 1, 2013	Recorded New Derivative Liabilities	Change in estimated fair value recognized in results of operations	Reclassification of Derivative Liability to Paid in capital	March 31, 2014

Derivative liabilities	$3,588,239	$–	$5,729,780	$1,361,048	$10,679,067

The table below sets forth a summary of changes in the fair value of our Level 3 financial instruments for the year ended March 31, 2013:

	April 1, 2012	Recorded New Derivative Liabilities	Change in estimated fair value recognized in results of operations	Reclassification of Derivative Liability to Paid in capital	March 31, 2013

Derivative liabilities	$3,588,615	$–	$(44,705)	$44,329	$3,588,239